As filed with the Securities and Exchange Commission on July 26, 2019

Registration No. 333-70728

811-04113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 48

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 320

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(formerly, The Manufacturers Life Insurance Company (U.S.A.))

(Name of Depositor)

(617) 663-3000

(Depositor’s Telephone Number Including Area Code)

Copy to:

38500 Woodward Avenue Bloomfield Hills, Michigan 48304 (Address of Depositor’s Principal Executive Offices)	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 200 Berkeley Street Boston, MA 02116 (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	, pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

INFORMATION REQUIRED IN A PROSPECTUS

(Incorporated by reference to this Registration Statement, File No. 333-70728 filed on April 26, 2019.)

The information in this prospectus supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus supplement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 26, 2018

PROSPECTUS SUPPLEMENT

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

Supplement dated [September 24, 2019] to PROSPECTUS dated April 29, 2019

Offer for Contract Owners of Principal Plus for Life Series Riders

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts (each a “Contract” and together the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock”, the “Company” or “we”). It supplements the prospectus dated April 29, 2019 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like a copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-528-0198 to request a free copy or log in to your online account to view the Annuity Prospectus. If you do not have an online account, you can create one at www.jhannuities.com.

 PURPOSE OF THIS SUPPLEMENT

This Supplement announces a limited time offer (the “Offer”) available only to Contract owners who elected one of the following Principal Plus for Life Series Riders (a “PPFL Rider” or “PPFL Series Riders”):

•	Principal Plus for Life (referred to as Guaranteed Principal Plus for Life in Wealthmark and Wealthmark ML3 Contracts only)

•	Principal Plus for Life Plus Automatic Annual Step-Up

•	Principal Plus for Life Plus Spousal Protection

The Offer provides you with an opportunity to terminate your PPFL Rider and its charge, which your Contract does not currently permit you to do. This Supplement contains important information that you should carefully read and consider before accepting the Offer. Accepting the Offer requires you to give up guaranteed benefits, including certain guaranteed death benefits, all or any of which may continue to be valuable to you.

An ”Offer Letter” and offer acceptance form are included with this Supplement. The Offer Letter indicates the deadline, as of the date of the Letter, by which you can accept the Offer. You are not required to accept the Offer, and if you do not accept the Offer, your Contract and the guaranteed benefits will continue unchanged.

 WHO IS ELIGIBLE FOR THE OFFER?

The Offer applies to any Eligible Contract Owner. You are an “Eligible Contract Owner” if you meet ALL of the following qualifications as of the date you accept the Offer:

•	you purchased your Contract with a PPFL Rider;

•	you have not annuitized your Contract;

•	you have not entered the settlement phase of your PPFL Rider;

•	you have no death benefit claim pending;

•	your Contract Value is greater than $0; and

•	your state has approved the form of the endorsement incorporating the terms of the Offer.

Any Contract owner who surrendered their Contract on or before the date of this Offer is not eligible.

In this Supplement, we also refer to Eligible Contract Owners as “you” or “your.”

 WHAT IS THE OFFER?

Subject to certain terms and conditions, we are offering Eligible Contract Owners the opportunity to voluntarily terminate their PPFL Rider and keep their Contract in force. Prior to this Offer, Contract owners were not permitted to terminate the PPFL Rider and keep their Contract in force.

Eligible Contract Owners who accept the Offer may receive a payment of an “Enhancement Amount” to their Contract Value. We describe the Enhancement Amount below.

Accepting the Offer will result in the termination of the PPFL Rider.

Accepting the Offer will also result in the termination of any Guaranteed Death Benefit(s) under your Contract, which includes one or more of the following death benefits (the “Guaranteed Death Benefits”) :

•	Standard Death Benefit, which is included under the Contract for no additional charge;

•	Annual Step-Up Death Benefit, which may have been included under the Contract for no additional charge or was elected at issue for an additional charge depending on the Contract Date;

•	Guaranteed Earnings Multiplier (“GEM”), which was elected at issue for an additional charge; and/or

•	Enhanced Earnings Death Benefit, which was elected at issue for an additional charge.

Upon accepting the Offer, the charges for the PPFL Rider will no longer be deducted from your Contract Value. All Eligible Contract Owners, whether they are eligible for an Enhancement Amount payment or not, may accept the Offer and terminate their PPFL Rider and discontinue its charges.

Upon accepting the Offer, any applicable Guaranteed Death Benefit charge will also terminate. The Guaranteed Death Benefit under your Contract will be your Contract Value, which will reflect the payment of any applicable Enhancement Amount. The Standard Death Benefit, which guarantees your Purchase Payments less any withdrawals and was available when you purchased your Contract at no additional charge, will not be available.

These PPFL Rider and Guaranteed Death Benefits are summarized in the attached Schedule A.

Upon acceptance of this Offer, in addition to all Rider charges being terminated, your Contract will no longer be subject to:

•	restrictions on Additional Purchase Payments under your Contract[1];

•	restrictions on available Investment Options[2]; and

•	surrender or withdrawal charges.

[1]

Your Contract requires prior approval of Additional Purchase Payments if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

[2]	Whether you accept the Offer or not, the Money Market Investment Option will continue to be closed to new investments by all Contract owners.

If you accept this Offer, we will send you an endorsement to your Contract to keep with your Contract records. You will also receive a confirmation statement that reflects the payment of any applicable Enhancement Amount. The Offer may vary for certain Contracts and in certain states and may not be available for all Contracts, in all states, at all times.

We reserve the right to withdraw the Offer or change the Enhancement Amount before you accept the Offer by providing a notice of such a withdrawal or change on our website at www.jhannuities.com/GMWBOffer.

 HOW IS THE ENHANCEMENT AMOUNT CALCULATED?

We will determine the Enhancement Amount, if any, that we will add to your Contract Value upon your acceptance of the Offer. The determination of the Enhancement Amount takes into account items such as:

•	the Contract reserves we are holding for the PPFL Rider and any applicable Guaranteed Death Benefit(s);

•	the Owner/Annuitant’s life expectancy (based on sex and age, except where prohibited by law);

•	the current and projected Contract Value;

•	the current and projected PPFL and applicable death benefits; and

•	the current and projected PPFL and applicable death benefit fees.

It is important to note that the Enhancement Amount we calculate for your Contract could be $0 or even negative.

•	If the Enhancement Amount we calculate is greater than $0, we will credit you the greater of your full Enhancement Amount or $100.

•	If the Enhancement Amount we calculate is $0 or negative, your Enhancement Amount will be $0.

Your Enhancement Amount is specified in the Offer Letter.

While we expect the Enhancement Amount indicated in the Offer Letter to stay the same throughout the Offer Period, under extreme market conditions we may withdraw the Offer, or change the Enhancement Amount, at any time prior to acceptance, by providing a notice of such a withdrawal or change on our website at www.jhannuities.com/GMWBOffer.

 WHY IS JOHN HANCOCK MAKING THIS OFFER?

We believe that this Offer may be mutually beneficial to us and Eligible Contract Owners who no longer need or want the guarantees provided by the PPFL Rider or any applicable Guaranteed Death Benefit.

John Hancock would receive a financial benefit because making the Offer and payment of any Enhancement Amounts may be less costly to us than continuing to guarantee the benefits, given past and ongoing economic conditions. Given the market uncertainties regarding these types of products, we are required to hold conservative levels of capital, and being released from these guarantees will allow us to reallocate this capital. If you accept this Offer, you may benefit from: (i) an increase in your Contract Value; (ii) your Investment Options and Purchase Payments no longer being restricted; (iii) the ability to surrender your Contract or take partial withdrawals, now or in the future, without having to pay any withdrawal charges; and (iii) your Rider charges stopping.

You should carefully read this Supplement before making your decision regarding this Offer. This Offer asks you to give up the PPFL Rider and your Guaranteed Death Benefit(s), which may still be valuable to you, and you may or may not receive an Enhancement Amount payment to your Contract. Please consult with your own financial, tax and/or legal professional to understand the consequences of accepting this Offer. You should accept the Offer only when you determine, based on all the facts and circumstances, that it is better for you to accept the Offer rather than continue to keep the PPFL Rider along with the Guaranteed Death Benefit(s).

We cannot and are not recommending whether you should accept the Offer.

 AM I REQUIRED TO ACCEPT THIS OFFER?

No, this Offer is voluntary. You are not required to accept this Offer or take any action under your Contract. If you do nothing, we will consider you to have rejected the Offer. Your Contract, PPFL Rider and any Guaranteed Death Benefit(s) you have will continue under the same terms.

If you accept this Offer, your PPFL Rider and any Guaranteed Death Benefit(s) you have under the Contract will terminate and have no further value, force or effect.

 HOW DO I ACCEPT THE OFFER?

The Offer, along with the Enhancement Amount stated in your Offer Letter, is available for the duration of the Offer Period unless we withdraw the Offer or change the Enhancement Amount prior to your acceptance by providing a notice of such a withdrawal or change on our website at www.jhannuities.com/GMWBOffer. If you would like to accept this Offer, you may do so in a number of ways:

•

Online—by logging into your account at www.jhannuities.com or if you do not have an online account, you may go to our website at www.jhannutities.com/GMWBOffer to fill out, sign and submit your acceptance form online.

•	Telephone—call us at 1-844-235-0157 to submit your acceptance via telephone using voice authorization.

•	Fax – Send your properly completed and signed form via fax to 617-663-3160.

•	Mail – Send your properly completed and signed form via mail to our Administrative Office at the following address: 30 Dan Road, Suite 55444, Canton, MA 02021-2809.

We will add the Enhancement Amount, if any, directly to your Contract Value. We will allocate the Enhancement Amount among your Investment Options in accordance with your allocation instructions on file with us.

This Offer is available for a limited time (the “Offer Period”). You should refer to your Offer Letter for the specific Offer Period in your state. You can only accept this Offer in its entirety. If we do not receive your acceptance in good order before the Offer Period expires, we will consider you to have rejected the Offer.

The Company may modify, suspend, or terminate the Offer, in whole or in part, including the Enhancement Amount, at any time prior to receiving your acceptance. The Company may also shorten or extend the Offer Period in its sole discretion. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein. We reserve the right to reject any request to accept the Offer if it is not received in good order or you have not met the terms and conditions of the Offer.

 WHAT FACTORS SHOULD I CONSIDER BEFORE ACCEPTING THIS OFFER?

Prior to accepting the Offer, you should understand that you are giving up your PPFL Rider and any Guaranteed Death Benefit(s) you have under the Contract. Please see Schedule A for more information on the PPFL and the Guaranteed Death Benefit(s). You may wish to discuss this Offer with your financial representative, any other advisers and your named beneficiaries to determine if this Offer is appropriate for your particular circumstances and needs. The Company is not making a recommendation for you to accept or decline the Offer. This Offer may not be appropriate for all Contract Owners and may not be in your best interest based on your personal circumstances.

Once you have accepted the Offer, your acceptance cannot be rescinded. We will not reinstate your PPFL Rider and/or applicable Guaranteed Death Benefit(s) at a later date.

Some additional factors you may wish to consider:

•

Whether your personal situation has changed since the time you made your original decision to purchase the PPFL Rider (and any Guaranteed Death Benefit, if applicable), and, if so, whether the PPFL Rider and the Guaranteed Death Benefit(s) under the Contract continue to be important to you. You should know that the guaranteed benefits you are required to give up if you accept the Offer may not be available with the same features and at the same charge, if applicable, in a replacement contract, and we no longer offer them for sale.

•	Whether you believe you are likely to live long enough to enjoy the withdrawal benefit provided by the PPFL Rider(s) given your current state of health.

•	Whether you believe the PPFL Rider and, if applicable, any additional Guaranteed Death Benefit(s) you have under the Contract are more valuable than this Offer.

•	Whether accepting this Offer will have a negative tax impact.

•	Whether it is important for you to leave your beneficiaries a guaranteed minimum death benefit from your Contract.

•

While we will not pay your financial professional compensation that is contingent upon you accepting the Offer, your financial professional’s compensation could still increase if you accept this Offer. This is because your financial professional may be compensated based on the assets attributable to your Contract, and your Contract Value will immediately increase by any Enhancement Amount. This means your financial professional’s compensation might increase based on your higher Contract Value.

This Offer may be beneficial for some but not for others. See sample profiles below, which are not recommendations. We cannot give you any investment advice, and we cannot recommend whether you should accept this Offer.

Sample profile of someone who might choose to accept the Offer:

Jan and Paul are in their 70s and enjoying retirement. They are fortunate enough to have a pension which provides a stable payment stream. The Contract’s Account Value has performed quite well, and they have determined that they should be financially secure for the remainder of their lifetimes. They don’t believe they will be utilizing the income provided by the PPFL Rider, and they are not concerned about leaving a Guaranteed Death Benefit for their beneficiaries. As such, they wish to accept the Offer in order to terminate the Rider fees that are deducted each year from their Contract Value. They are also interested in adding more money into their variable annuity since that restriction is also lifted upon accepting the Offer.

Sample profile of someone who might choose not to accept the Offer:

At 61, Beverly has recently retired, but still has a mortgage payment and some other recurring expenses. Beverly enjoys the peace of mind the PPFL Rider provides, particularly in a down market cycle, since she doesn’t have a significant 401K balance. She is not interested in adding additional money to her Contract or obtaining a wider fund selection. She will choose to not accept the Offer, as she understands her PPFL Rider may provide sustainable income later in life and paying the Rider fees is still worth the protection.

 DOES ACCEPTING THIS OFFER IMPACT MY AUTOMATIC PAYMENT PLANS?

If you are enrolled in the Income Plan or Income Made Easy program, your enrollment will terminate if you accept this Offer. Systematic withdrawals and payments under the automatic required minimum distribution service will not be affected if you accept this Offer. If you wish to re-enroll in available automated withdrawal services, contact our Annuities Service Center at 1-800-528-0198.

 WHAT ARE THE TAX CONSIDERATIONS?

For tax purposes, we treat the Enhancement Amount added to the Contract Value as additional earnings credited to the Contract and not as a contribution. As with other Contract earnings, federal income tax on any Enhancement Amount will be deferred until it is distributed from the Contract or you assign or pledge an interest in your Contract. Please consult the Prospectus for a general discussion of the tax consequences when Contract earnings are received or deemed received on surrenders, withdrawals, assignments, transfers, death benefits or annuity payments.

However, a nonqualified Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify for tax deferral. Any earnings, including the Enhancement Amount, would constitute ordinary taxable income to such an Owner in the year credited to the Contract. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity that holds the Contract as an agent for a natural person. This exception does not include any employer who is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

If your Contract is an IRA or other qualified Contract and you are taking required minimum distributions (“RMD”), accepting the Offer will alter the method of calculating the Contract’s RMD for future years. In general, an RMD is calculated using the Contract’s prior year end account value and actuarial present value of other benefits (such as the PPFL Rider and any

Guaranteed Death Benefits) provided under the Contract. Where a Contract provides no such other benefits, the base for calculating its RMD is the account value as of the prior year end. Note that accepting the Offer will not affect your Contract’s 2019 RMD amount which is still based on the Contract’s account value and the actuarial present value of other benefits as of year-end 2018.

If you have Pre-Authorized Withdrawals under the Life Expectancy Distribution Program where you receive withdrawals as part of a series of substantially equal periodic payments (“SEPP”) intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv), please see Schedule B for more information on the potential tax consequences.

This information is not intended to serve as, and does not constitute, tax advice or a complete list of all the things that you may want or need to consider in deciding whether to accept the Offer. Please consult with your own financial, tax and/or legal professional to understand the consequences of accepting the Offer.

You should retain this Supplement for future reference.

Supplement dated [September 24, 2019]

SCHEDULE A – PRINCIPAL PLUS FOR LIFE SERIES RIDERS AND GUARANTEED DEATH BENEFITS

PPFL Series Riders

The PPFL Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount (“GWA”). The GWA provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial GWAs are generally determined by the date you purchased a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The PPFL Series Riders also provide our guarantee that a Lifetime Income Amount (“LIA”) will be available for withdrawal each Contract Year which begins on a Lifetime Income Date (and continues during the Settlement Phase, if applicable) subject to certain restrictions as outlined in your Annuity Prospectus. The LIA defines an amount the Covered Person can withdraw per year for life, regardless of the remaining Contract Value or GWB. The LIA is calculated on the Contract anniversary after the Covered Person achieves a specified age.

The PPFL and PPFL Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life.

The PPFL Rider you purchased may provide either a LIA or GWA or both types of benefits. Please refer to your Annuity Prospectus and your Contract for more information.

The PPFL Series Riders also provide a Credit feature (or “Bonus”). The Bonus rewards clients who refrain from taking withdrawals in their Contract’s early years by adding 5% of their total premiums to the GWB amount for each year within the Bonus Period in which they do not take any withdrawals. Please refer to your Annuity Prospectus and your Contract for more information.

The PPFL Series Riders provide Step-Ups. The Step-Up feature automatically increases the GWB to equal the Contract Value on every 3rd Contract Anniversary if the Contract Value exceeds the current GWB. This feature is available every third year up to and including the ninth, and thereafter every year up to and including the 30th anniversary (for PPFL Riders issued prior to May 1, 2007) or age 95 (for PPFL Riders issued on or after May 1, 2007).

In addition, PPFL Plus Automatic Annual Step-Up Rider automatically steps up the GWB to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. Step-Ups continue until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the GWB on that date.

The PPFL Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime durations of two Covered Persons.

RIDER	AVAILABLE WITH THE FOLLOWING CONTRACTS
Principal Plus for Life	Venture Venture III	Venture Vantage Venture Vision
Principal Plus for Life Plus Automatic Annual Step	Venture Venture III	Venture Vantage Venture Vision
Principal Plus for Life Plus Spousal Protection	Venture Venture III	Venture Vision Venture Vantage
Guaranteed Principal Plus for Life	Wealthmark	Wealthmark ML3

The following table highlights features of the PPFL Rider, which will be terminated if you accept the Offer. It also highlights the features of the various Guaranteed Death Benefits available under the Contract. Your Guaranteed Death Benefit(s) will also be terminated if you accept the Offer. The table also highlights certain other features of your Contract in relation to accepting the Offer. Where there are differences among the Contracts, we note them. Please refer to your Annuity Prospectus for more information.

	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
Annual Contract Fee	$30	$30

Maximum withdrawal charge	0%-8%	0%

Investment Options	10	54-58 (depending on your Contract Date)
Asset-Based Charges (includes: Administration, Distribution, and Mortality and Expense Risks Fees)	Venture: 1.0% - 1.40% (1.75% NY) Venture III: 1.65% Venture Vision: 1.65% - 1.70% Venture Vantage: 1.55% Wealthmark: 1.40%, 1.40% (1.75% NY) Wealthmark ML3: 1.65%	Same Your Asset Based Charges will not change. They will remain the same before and after you accept the Offer.

Additional Purchase Payments	Restricted, as follows: Qualified Contracts – Not permitted after age 65 Non-qualified Contracts—Not permitted	Permitted* *Subject to prior approval if your Contract Value exceeds $1 million at the time of payment, or the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

Standard Death Benefit

For the Pre-2006 Venture and Wealthmark Contracts:

The guaranteed death benefit is the greater of:

* Total premiums less withdrawals;

* Greatest Anniversary Value prior to age 81; and

* Contract Value

For the Post-2006 Venture, Venture III, Venture Vision, Venture Vantage and Wealthmark ML3 Contracts:

The guaranteed death benefit is the greater of:

* Total premiums less withdrawals; and

* Contract Value

		Contract Value

RIDER CHARGES
PPFL Series Rider Charges	Principal Plus for Life: 0.40% Principal Plus for Life Plus Automatic Annual Step-Up: 0.55% - 0.70% Principal Plus for Life Plus Spousal Protection: 0.65% Guaranteed Principal Plus for Life: 0.40%	The PPFL Series Rider charge would no longer apply.

Optional Guaranteed Death Benefit (“GMDB”) Charges	Annual Step-Up Death Benefit: 0.05% or 0.20% Enhanced Earnings Benefit: 0.20% Guaranteed Earnings Multiplier Death Benefit: 0.20%	Any Guaranteed Death Benefit charges(s) would no longer apply. You may or may not have GMDB charges prior to accepting the Offer.

OPTIONAL ENHANCED DEATH BENEFITS
Annual Step-Up Death Benefit (“ASDB”)

The death benefit, which is payable upon the death of any Contract Owner prior to the Maturity Date, is the greater of:

*Total premiums less withdrawals;

*Current account Value; and

*Highest contract value on any contract anniversary prior to oldest owner attaining age 81.

Available with the following Contracts:

Venture

Venture III

Venture Vision

Venture Vantage

Wealthmark ML3

ASDB would be terminated, if applicable, and no longer available under your Contract.

Enhanced Earnings Death Benefit (“EEB”)/Guaranteed Earnings Multiplier Death Benefit (“GEM”)

With this benefit, upon the death of any Contract Owner prior to Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the GEM. The death benefit is a percentage of earnings above the guaranteed minimum death benefit (“GMDB”). The calculation varies based on age, as follows:

Subject to maximum amounts described in the Annuity Prospectus, we will provide a payment equal to 40% of the appreciation in Contract Value upon the death of the Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

EEB was available with the following Contracts:

Wealthmark

Wealthmark ML3

GEM was available with the following Contracts:

Venture

Venture III

Venture Vantage

The EEB/GEM death benefits would be terminated, if applicable, and no longer available under your Contract.

SCHEDULE B – ADDITIONAL TAX INFORMATION

Important information if you have Pre-Authorized Withdrawals under the Life Expectancy Distribution Program where you receive withdrawals as part of a series of substantially equal periodic payments intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv).

Under federal tax law, an additional 10% penalty tax applies to early distributions of income from either a qualified or nonqualified annuity contract. With respect to both qualified and nonqualified annuity contracts, an exception from the 10% penalty tax applies to distributions which are part of a series of substantially equal periodic payments (“SEPP”) made, not less frequently than annually, for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and a designated beneficiary. This exception from the penalty tax can be lost if there is a modification in the SEPPs, other than by reason of death or disability, before the later of the taxpayer’s reaching age 59 1⁄2 or the close of the 5-year period that began on the date of the first payment. In other words, the SEPPs must continue for the longer of 5 years or until the taxpayer reaches age 59 1⁄2.

When a modification to the SEPPs occurs before the prescribed time, the penalty tax will apply to all the income previously distributed through the series of payments. The penalty tax for the prior payments, plus interest, becomes due for the year in which the modification occurs. For example, assume a taxpayer had taken 4 years of SEPPs in an annual taxable amount of $10,000. A modification would cause the taxpayer to owe the total ($10,000 X 10% X 4) $4,000 penalty tax, plus interest, in the year the modification occurred.

IRS Revenue Ruling 2002-62 provides the guidelines for the methods of calculating SEPPs for qualified annuity contracts. In Notice 2004-15, the IRS announced that the terms of Rev. Rul. 2002-62 would extend to nonqualified annuity contracts as well. Rev. Rul. 2002-62 includes specific guidance on what constitutes a modification of SEPPs, and parts of the definition focus on a change to the taxpayer’s account balance as opposed to a change in actual payments distributed. Rev. Rul. 2002-62 provides that a SEPP modification occurs when there is an addition to the account balance after the valuation date used to determine the SEPPs, with only a narrow exception for those additions attributable to gains and losses. The exception was designed to protect taxpayers from losing favorable tax treatment simply because the normal earnings and losses on the underlying investments affected the account balance. Other additions to the account value constitute a modification to the SEPP with a resultant loss of the exception from the 10% penalty tax.

If a Contract owner accepts the Offer, their PPFL Rider will terminate and the terms of the Contract will thereby change. In exchange, we may credit an Enhancement Amount to the Contract Value. Although the Enhancement Amount is not taxable until withdrawn or otherwise deemed distributed from the Contract, it constitutes an addition to the Contract that does not meet the narrow exception in the Revenue Ruling. It is our belief that accepting the Offer with the Enhancement Amount would, therefore, cause a modification under the SEPP rules and trigger retroactive application of the 10% penalty tax for taxpayers who have not received their SEPPs for at least 5 years and have not yet reached age 59 1⁄2. However, provided that the SEPPs on a Contract have continued for at least 5 years and the taxpayer is currently over 59 1⁄2, then this SEPP modification would not subject the taxpayer to the 10% penalty tax for prior distributions.

You should discuss with your own tax professional the effect accepting the Offer would have on your tax liabilities. Please note that when a modification in SEPPs occurs before the expiration of the 5-year period and the taxpayer’s reaching age 59 1⁄2, the payor must report the current year’s payment as a premature distribution on Form 1099-R. The required change in reporting, from prior year distributions, is to alert the IRS to the fact that a SEPP modification has taken place.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-70728 filed on April 26, 2019.)

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	NASL Variable Account	The Manufacturers Life Insurance Company of North America Separate Account A

October 1, 1997	North American Security Life Insurance Company	The Manufacturers Life Insurance Company of North America

November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.

September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.) Separate Account A	John Hancock Life Insurance Company (U.S.A.) Separate Account A

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)

January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC

January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, incorporated by reference to Post-Effective Amendment No. 47 to this Registration Statement, File Number 333-70728, filed on April 26, 2019.

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.), incorporated by reference to Post-Effective Amendment No. 47 to this Registration Statement, File Number 333-70728, filed on April 26, 2019.

(b)	Exhibits

(1)

(i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H—Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the “Pre-Effective Amendment”).

	(2)	Agreements for custody of securities and similar investments -NOT APPLICABLE.

	(3)	(i) Underwriting Agreement dated August 10, 1995—Incorporated by reference to Exhibit (b) (3) (i) to Form N-4, file number 033-76162, filed February 25, 1998.

(ii)  Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b) (3) (ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24. (b) (3) (iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(4)	(i)	(A)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v20/21)—Incorporated by reference to Exhibit (b) (4) (i) (A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

		(B)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(C)	Form of Specimen Income Plus for Life—Joint Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(D)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(F)	Form of Specimen Principal Returns Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(ii)	(B)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Incorporated by reference to Exhibit (b) (4) (i) (B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(1)   Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Previously filed as Exhibit (b) (4) (ii) (B) (1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(2)   Form of Specimen Endorsements to Contract (v7): (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans—Previously filed as Exhibit (b) (4) (ii) (B) (2) to post-effective amendment no. 4 to
Form N-4 (file no. 33-76162) filed February 25, 1998.

		(C)	Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating—Previously filed as Exhibit (b) (4) (ii) (C) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

		(D)	Form of Fixed Account Endorsement (v20/21)—Previously filed as Exhibit (b) (4) (ii) (E) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

		(E)	Form of Roth Individual Retirement Annuity Endorsement—Previously filed as Exhibit (b) (4) (ii) (F) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

	(iii)	Form of Guaranteed Income Rider (v20/21)—Previously filed as Exhibit (b) (4) (iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

	(iv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit (b) (4) (iv) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(v)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit (b) (4) (v) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008

	(vi)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit (b) (4) (vi) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(vii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit (b) (4) (vii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(viii)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004Q.07), incorporated by reference to Exhibit 24(b) (4) (viii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(ix)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (ix) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(x)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005Q.07) ), incorporated by reference to Exhibit 24(b) (4) (x) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(xi)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (xi) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(5)	(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b) (5) (i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

	(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98)—Incorporated by reference to Exhibit (b) (5) (i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

	(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507), incorporated by reference to Exhibit (b) (5) (iii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

(6)	(i)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(ii)	Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984—Incorporated by reference to Exhibit (3) (i) (a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

	(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (iii) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.

	(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) (b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (v) to Post-Effective Amendment No. 20 to this registration statement, filed May 1, 2007.

	(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24 (b) (6) (vi) to Post-Effective Amendment No. 35 to this Registration Statement, File No. 333-70728, filed November 8, 2010.

	(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by referenced to Exhibit 24 (b) (6) (vii) to Post-Effective Amendment No. 35 to this Registration Statement File No. 333-70728, filed November 8, 2010.

	(viii)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to Exhibit 24(b)(6)(viii) to Post-Effective Amendment No. 6 to Registration Statement File No. 333-162245, filed January 18, 2013.

(7)	(a)	(i)	Guaranteed Death Benefit Reinsurance Agreement for Ven 3 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Connecticut General Life Insurance Company (“CIGNA”), effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(a)	(ii)	Guaranteed Death Benefit Reinsurance Agreement for Ven 7 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(a)	(iii)	Guaranteed Death Benefit Reinsurance Agreement for old Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(a)	(iv)	Variable Annuity Reinsurance Agreement for Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and CIGNA, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(a)(iv) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(b)	(i)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Swiss Re Life Company America, effective August 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(b)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(b)	(ii)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and Swiss Re Life Company America, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(b)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(c)	(i)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(c)	(ii)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA

Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(d)	(i)	Variable Annuity GEM Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(d)	(ii)	Variable Annuity GMDB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 7(d)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(d)	(iii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(e)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Merrill Lynch Life Insurance Company, effective January 1, 1997, incorporated by reference to Exhibit 24.(b)(7)(e) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(f)		Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24.(b)(7)(f) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

	(g)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Paine Webber Life Insurance Company, effective December 31, 1994, incorporated by reference to Exhibit 24.(b)(7)(g) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(i)	(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 29, 2019.]

		(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 29, 2019.]

	(ii)	(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24.(b)(8)(ii)(A) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

		(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(D)	Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

		(F)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit 24(b)(9) to the Pre-Effective Amendment.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.

(13)	Schedules of computation—Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)	Financial Data Schedule—NOT APPLICABLE.

(15)	(i)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen—incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment 33 to this Registration Statement, File No. 333-70728, filed on May 3, 2010.

	(ii)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 34 to this Registration Statement, File No. 333-70728, filed August 2, 2010.

	(iii)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 36 to this Registration Statement, File No. 333-70728, filed on May 2, 2011.

	(iv)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(iv) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

	(v)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(15)(v) to Post-Effective Amendment No. 40 to this Registration Statement, File No. 333-70728, filed on April 26, 2013.

	(vi)	Power of Attorney for Michael Doughty, incorporated by reference to Exhibit 24(b)(15)(vi) to Post-Effective Amendment No. 40 to this Registration Statement, File No. 333-70728, filed on April 28, 2014.

	(vii)	Power of Attorney for Linda A. Davis Watters, incorporated by reference to Exhibit 24(b)(15)(vii) to Post-Effective Amendment No. 45 to this Registration Statement, File No. 333-70728, filed on April 28, 2017.

	(viii)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(viii) to Post-Effective Amendment No. 46 to this Registration Statement, File No. 333-70728, filed on April 27, 2018.

	(ix)	Power of Attorney for Brooks Tingle, incorporated by reference to Exhibit 24(b)(15)(ix) to Post-Effective Amendment No. 47 to this Registration Statement, File No. 333-70728, filed on April 26, 2019.

	(x)	Power of Attorney for J. Stephanie Nam. [FILED HEREWITH]

	(xi)	Power of Attorney for Ken Ross. [FILED HEREWITH]

	(xii)	Power of Attorney for Henry H. Wong. [FILED HEREWITH]

Item 25.	Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF JULY 2, 2019

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Marianne Harrison 200 Berkeley Street Boston, MA 02116..........................................................................	Chair, President & Chief Executive Officer

Paul M. Connolly 75 Indian Spring Road Milton, MA 02186..........................................................................	Director

James D. Gallagher 200 Berkeley Street Boston, MA 02116..........................................................................	Director, Executive Vice President

J. Stephanie Nam 200 Berkeley Street Boston, MA 02116..........................................................................	Director

Ken Ross 200 Berkeley Street Boston, MA 02116..........................................................................	Director

Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243............................................................................	Director

Brooks Tingle 200 Berkeley Street Boston, MA 02116..........................................................................	Director, Senior Vice President

John G. Vrysen 200 Berkeley Street Boston, MA 02116..........................................................................	Director

Linda A. Davis Watters 200 Berkeley Street Boston, MA 02116..........................................................................	Director, Vice President

Henry H. Wong 200 Berkeley Street Boston, MA 02116..........................................................................	Director

Executive Vice Presidents
Andrew G. Arnott*.........................................................................
Christopher Paul Conkey**............................................................
Gregory Framke*............................................................................
Gretchen Garrigues*.......................................................................
Scott S. Hartz**..............................................................................	Chief Investment Officer – U.S. Investments
Naveed Irshad**.............................................................................	Head of Legacy Business
Halina K. von dem Hagen***.........................................................	Treasurer

Senior Vice Presidents
Emanuel Alves*..............................................................................	General Counsel
John C.S. Anderson**....................................................................
Michael Biagiotti*..........................................................................
Kevin J. Cloherty**........................................................................
Steven F. Dorval*...........................................................................
Barbara Goose*...............................................................................	Chief Marketing Officer
Linda Levyne*................................................................................
Patrick McGuinness*......................................................................
William McPadden**.....................................................................
Joelle Metzman**...........................................................................
Patrick M. Murphy*........................................................................
Lee Ann Murray**..........................................................................
Sebastian Pariath*...........................................................................	Head of Operations and Chief Information Officer
Martin Sheerin*...............................................................................	Chief Financial Officer
Curt Smith*.....................................................................................
Anthony Teta*................................................................................
Leo Zerilli**...................................................................................

Vice Presidents
Lynda Abend*....................................................................................
John Addeo**....................................................................................
Kevin Askew**..................................................................................
Dwayne Bertrand**...........................................................................
Zahir Bhanji***.................................................................................	CFO JH Insurance
Stephen J. Blewitt**..........................................................................
Alan M. Block**................................................................................
John Bourgault**...............................................................................	Senior Counsel
Paul Boyne**.....................................................................................
Ian B. Brodie**..................................................................................
Ted Bruntrager*.................................................................................	Chief Risk Officer
Grant Buchanan***...........................................................................
Daniel C. Budde**.............................................................................
Robert Burrow**...............................................................................
Jennifer Toone Campanella**...........................................................
Thomas Carlisle**.............................................................................
Rick A. Carlson*................................................................................
Patricia Rosch Carrington**..............................................................
Todd J. Cassler*.................................................................................
Ken K. Cha*.......................................................................................
Brian Collins*....................................................................................
Marcelle Dahar*................................................................................
Kenneth D’Amato*............................................................................
John J. Danello**...............................................................................
Andreas Deutschmann*.....................................................................
Robert Donahue*...............................................................................
Jeffrey Duckworth*...........................................................................
Carolyn Flanagan**...........................................................................
Lauren Marx Fleming**....................................................................
Philip J. Fontana**............................................................................
Carl O. Fowler**...............................................................................
Ryan Fox*..........................................................................................
Scott Francolini*................................................................................
Paul Gallagher**................................................................................
Thomas C. Goggins**.......................................................................
Susan Ghalili*....................................................................................
Jeffrey N. Given**.............................................................................
Howard C. Greene**.........................................................................
Christopher Griswold*.......................................................................
Richard Harris***..............................................................................	Appointed Actuary
Ellie Harrison*...................................................................................	US Human Resources
John Hatch*.......................................................................................

Michael Hession*............................................................................
Kevin Hill*......................................................................................
James C. Hoodlet*...........................................................................
Steven Hutcheon**..........................................................................
Daniel S. Janis III**........................................................................
Mitchell Karman**..........................................................................	CCO & Counsel
Recep C. Kendircioglu**................................................................
Neal P. Kerins*................................................................................
Frank Knox**..................................................................................	CCO – Retail Funds/Separate Accounts
Hung Ko***.....................................................................................	Treasury
Diane R. Landers**.........................................................................
Scott Lively**..................................................................................
Jeffrey H. Long**............................................................................
Jennifer Lundmark*.........................................................................
Patrick MacDonnell**.....................................................................
Nathaniel I. Margolis**...................................................................	Chief Counsel
Robert Maulden**...........................................................................
John B. Maynard**..........................................................................
Karen McCafferty**........................................................................
Scott A. McFetridge**....................................................................
Jonathan McGee**..........................................................................
Ann McNally*.................................................................................
Michael McNamara*.......................................................................
Steven E. Medina**.........................................................................
Maureen Milet**.............................................................................	CCO – Investments
Scott Morin*....................................................................................
Camille Mucci**.............................................................................
Jeffrey H. Nataupsky**...................................................................
Scott Navin**..................................................................................
Sinead O’Connor*...........................................................................
Jacques Ouimet*..............................................................................
Jeffrey Packard**............................................................................
Gary M. Pelletier**.........................................................................
David Pemstein**............................................................................
Charlie Philbrook*...........................................................................
David Plumb*..................................................................................
Tracey Polsgrove*...........................................................................
Rahim Rajpur*.................................................................................

Jill Rebman***...............................................................................
Charles A. Rizzo**.........................................................................
Robert William Rizzo*...................................................................
Susan Roberts*...............................................................................
Keri Rogers**.................................................................................
Ian Roke**......................................................................................
Josephine M. Rollka*.....................................................................
Ken Ross*.......................................................................................
Ronald J. Rovner*..........................................................................
Devon Russell*...............................................................................
Lisa Anne Ryan*............................................................................
Thomas Samoluk**........................................................................
Emory W. Sanders*........................................................................
Jeffrey R. Santerre**......................................................................
Martin C. Schafer*.........................................................................
Christopher L. Sechler**................................................................
Thomas Shea**...............................................................................
Gordon Shone**.............................................................................
Susan Simi**..................................................................................
Darren Smith**..............................................................................
Rob Stanley*..................................................................................
Paddy Subbaraman**.....................................................................
Wilfred Talbot*..............................................................................
Gary Tankersley*...........................................................................
Nathan Thooft**.............................................................................
Tony Todisco*................................................................................
Brian E. Torrisi**...........................................................................
Len van Greuning*.........................................................................
Simonetta Vendittelli*....................................................................	Controller
Peter de Vries*...............................................................................
Lisa Ann Welch**..........................................................................
Adam Wise**.................................................................................
R. Blake Witherington**................................................................
Henry Wong ..................................................................................
Sameh Youssef*.............................................................................
Ross Zilber*....................................................................................

*	Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**	Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***	Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****	Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2018 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2018

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)
Manulife Property Limited Partnership II (Ontario)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership (Alberta)
95%
PT Asuransi Jiwa Manulife Indonesia (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
93%
51.1%
Manulife Asset Management (Thailand) Company Limited (Thailand)
48.9%
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife Asset Management (Japan) Limited (Japan)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife (Vietnam) Limited (Vietnam)
59.5%
Manulife Holdings Berhad* (Malaysia)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
60%
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
99.9%
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
(3) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(4) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(5) 99% limited partnership interest is held by Manulife Property Limited Partnership II

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 27.	Number of Contract Owners.

As of June 30, 2019 there were 73,585 qualified contracts and 53,996 non-qualified contracts of the series offered hereby outstanding.

Item 28.	Indemnification.

Article XIV of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a)

Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)

John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of James C. Hoodlet**, Alan Seghezzi**, Martin Sheerin**, and Christopher Walker*) who have authority to act on behalf of JHD LLC.

*	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
**	Principal business office is 200 Berkeley Street, Boston, MA 02116

(c)	None.

Item 30.	Location of Accounts and Records.

All books and records are maintained at 200 Berkeley Street, Boston, MA 02116.

Item 31.	Management Services.

None.

Item 32.	Undertakings.

(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b)

Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)

The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)

The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(a) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of July, 2019.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 26th day of July, 2019.

Signature	Title

/s/ Marianne Harrison Marianne Harrison	Chair and President (Principal Executive Officer)

/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)

* Paul M. Connolly	Director

* James D. Gallagher	Director

* J. Stephanie Nam	Director

* Ken Ross	Director

* Rex Schlaybaugh, Jr.	Director

* Brooks Tingle	Director

* John G. Vrysen	Director

* Linda A. Davis Watters	Director

* Henry H. Wong	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel - Annuities

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

24(b) (10)	Consent of independent registered public accounting firm

24(b)(15)(x)	Power of Attorney for J. Stephanie Nam

24(b)(15)(xi)	Power of Attorney for Ken Ross

24(b)(15)(xii)	Power of Attorney for Henry H. Wong